INCOME TAXES (Schedule of Income (loss) Before Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	$ 53.9	$ 4.4	$ (47.6)
Cayman [Member]
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	(17.2)	$ (0.7)	$ (0.1)
PRC [Member]
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	62.3
Others [Member]
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	$ 8.8	$ 5.1	$ (47.5)